OTHER INVESTMENTS - Sensitivity analysis (Details)	Jun. 30, 2025
Cost of equity | Investment in Prestige Bullion
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Increase in unobservable input	1.00%
Percentage Of Reasonably Possible Decrease In Unobservable Input	(1.00%)
% Change OCI, net of tax, increase	(0.20%)
% Change OCI, net of tax, decrease	0.20%
Prestige cash flow forecast | Investment in Prestige Bullion
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Increase in unobservable input	1.00%
Percentage Of Reasonably Possible Decrease In Unobservable Input	(1.00%)
% Change OCI, net of tax, increase	0.10%
% Change OCI, net of tax, decrease	(0.10%)
Rand Refinery Proprietary Limited ("Rand Refinery")
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Rand US Dollar exchange rate, increase	1.00%
Rand US Dollar exchange rate, decrease	(1.00%)
Rand US Dollar exchange rate in OCI net of tax, increase	6.90%
Reasonably Possible Percentage Of Decrease Exchange Rate, OCI Net Of Tax, Increase (Decrease)	(6.90%)
Commodity prices (gold and silver), increase	1.00%
Reasonably Possible Percentage Of Decrease Commodity Price	(1.00%)
Commodity prices (gold and silver) increase, OCI net of tax	6.00%
Reasonably Possible Percentage Of Decrease Commodity Price OCI, Net Of Tax, Increase (Decrease)	(6.00%)
Rand Refinery Proprietary Limited ("Rand Refinery") | Operating costs
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Increase in unobservable input	1.00%
Percentage Of Reasonably Possible Decrease In Unobservable Input	(1.00%)
% Change OCI, net of tax, increase	(4.70%)
% Change OCI, net of tax, decrease	4.70%
Rand Refinery Proprietary Limited ("Rand Refinery") | Weighted average cost of capital
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Increase in unobservable input	1.00%
Percentage Of Reasonably Possible Decrease In Unobservable Input	(1.00%)
% Change OCI, net of tax, increase	(13.30%)
% Change OCI, net of tax, decrease	13.30%
Rand Refinery Proprietary Limited ("Rand Refinery") | Minority discount
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Increase in unobservable input	1.00%
Percentage Of Reasonably Possible Decrease In Unobservable Input	(1.00%)
% Change OCI, net of tax, increase	(3.60%)
% Change OCI, net of tax, decrease	3.60%
Rand Refinery Proprietary Limited ("Rand Refinery") | Marketability discount
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Increase in unobservable input	1.00%
Percentage Of Reasonably Possible Decrease In Unobservable Input	(1.00%)
% Change OCI, net of tax, increase	(3.50%)
% Change OCI, net of tax, decrease	3.50%